Material Accounting Policies Information (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies Information
Schedule of estimated useful life of property, plant and equipment

Useful life
Vessels and furnished equipment	Up to 25 years
Drydock	5 years
Cars	5 years
Other fixtures and fittings	2 to 3 years